STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 885
Unrecognized compensation, weighted average amortization period					2 years 5 months 26 days
Stock-based compensation	$ (136)	$ 134	$ (40)	$ 440	$ 626	$ 154
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, contractual life (up to)			10 years
Unrecognized compensation cost	839		$ 839
Unrecognized compensation, weighted average amortization period			2 years 10 months 6 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			188,023
Grant date fair value (in usd per share)			$ 0.5683
Performance Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	83		$ 83
Granted (in shares)			150,000
Time Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 18		$ 18
Granted (in shares)			38,023
Stock-based compensation			$ 6